Average Annual Total Returns		12 Months Ended	32 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.40%	13.93%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.32%	11.06%
S & P 500 (TR) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 (TR) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	22.70%
Solactive 1-3 Month US T-Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive 1-3 Month US T-Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.30%	4.98%
Bridges Capital Tactical ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.62%	14.45%
Performance Inception Date	May 10, 2023